Lease (Details) - Schedule of supplemental noncash information - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of supplemental noncash information [Abstract]
ROU assets acquired in exchange for equity interests			¥ 155,350
Operating lease liabilities arising from obtaining ROU assets	¥ 11,902	¥ 315,027	¥ 977,539